UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	3/31/19

Item 1 - Schedule of Investments - March 31, 2019 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 122.88% (d)(f)
Aerospace & Defense - 1.12%
10	Bombardier, Inc., Senior Notes,
	6%, 10/15/22 (g)	Caa1	10
885	Bombardier, Inc., Senior Notes,
	8.75%, 12/01/21 (g)	Caa1	978
1,480	Transdigm Holdings UK, plc, Senior Notes,
	6.25%, 03/15/26 (g)	Ba3	1,535
			2,523
Airlines - .06%
74	American Airlines Group, Senior Notes,
	5.625%, 07/15/22 (g)	(e)	76
55	United Continental Holdings, Senior Notes,
	5%, 02/01/24	Ba3	55
			131
Automotive - 2.65%
110	Dana Financing Luxembourg Saarl, Senior Notes,
	5.75%, 04/15/25 (g)	B2	110
999	Ford Motor Credit Company, LLC, Senior Notes,
	5.085%, 01/07/21	Baa3	1,018
1,006	Ford Motor Credit Company, LLC, Senior Notes,
	5.75%, 02/01/21	Baa3	1,035
1,890	Panther BF Aggregator 2 L.P., Senior Notes,
	8.50%, 05/5/27 (g)	B3	1,897
2,205	Tesla Inc., Senior Notes,
	5.30%, 08/15/25 (g)	Caa1	1,907
			5,967
Broadcasting - 4.40%
900	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	921
970	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	993
2,335	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 9.25%, 02/15/24 (g)	Caa1	2,475
1,350	iHeart Communications, Inc., Senior Notes,
	9%, 12/15/19 (a)(b)	(e)	952
780	iHeart Communications, Inc., Senior Notes,
	9%, 09/15/22 (a)(b)	(e)	550
635	Lionsgate Capital Holdings LLC, Senior Notes,
	6.375%, 02/01/24 (g)	B2	665
1,365	MDC Partners, Inc., Senior Notes,
	6.50%, 05/01/24 (g)	B3	1,130
275	E.W. Scripps Company, Senior Notes,
	5.125%, 05/15/25 (g)	B3	263
1,305	Sirius XM Radio, Inc., Senior Notes,
	5%, 08/01/27 (g)	Ba3	1,305
700	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	667
			9,921
Building & Real Estate - 1.02%
1,430	Howard Hughes Corporation, Senior Notes,
	5.375%, 03/15/25 (g)	Ba3	1,421
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	Ba3	429
470	Weekley Homes LLC, Senior Notes,
	6.625%, 08/15/25	B3	447
			2,297
Building Products - 1.15%
680	ABC Supply Company, Inc., Senior Notes,
	5.875%, 05/15/26 (g)	B3	689
675	American Woodmark Corporation, Senior Notes,
	4.875%, 03/15/26 (g)	Ba3	661
295	New Enterprise Stone and Lime Company, Inc., Senior Notes,
	6.25%, 03/15/26 (g)	B2	287

470	PGT Innovations, Inc., Senior Notes,
	6.75%, 08/01/26 (g)	B2	484
290	Summit Materials LLC, Senior Notes,
	5.125%, 06/01/25 (g)	B3	278
200	Summit Materials LLC, Senior Notes,
	6.50%, 03/15/27 (g)	B3	201
			2,600
Cable Operators - 14.00%
1,400	Altice France S.A., Senior Notes,
	7.375%, 05/01/26 (g)	B2	1,372
1,600	Altice Financing S.A., Senior Notes,
	7.50%, 05/15/26 (g)	B2	1,580
605	Altice France S.A., Senior Notes,
	8.125%, 02/01/27 (g)	B2	611
2,890	Altice Luxembourg S.A., Senior Notes,
	7.625%, 02/15/25 (g)	Caa1	2,536
290	Altice Luxembourg S.A., Senior Notes,
	7.75%, 05/15/22 (g)	Caa1	289
475	C&W Senior Financing Designated Activity, Senior Notes,
	6.875%, 09/15/27 (g)	B2	476
2,260	CCO Holdings, LLC, Senior Notes,
	5.00%, 02/01/28 (g)	B1	2,226
3,158	CCO Holdings, LLC, Senior Notes,
	5.125%, 05/01/27 (g)	B1	3,170
1,130	CCO Holdings, LLC, Senior Notes,
	5.50%, 05/01/26 (g)	B1	1,167
1,300	CSC Holdings, LLC, Senior Notes,
	6.625%, 10/15/25 (g)	Ba3	1,378
1,210	CSC Holdings, LLC, Senior Notes,
	6.50%, 02/01/29 (g)	Ba3	1,289
605	CSC Holdings, LLC, Senior Notes,
	7.50%, 04/01/28 (g)	B3	649
1,215	CSC Holdings, LLC, Senior Notes,
	7.75%, 07/15/25 (g)	B3	1,300
1,135	CSC Holdings, LLC, Senior Notes,
	10.875%, 10/15/25 (g)	B3	1,310
1,190	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	B1	1,221
835	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	B1	725
1,555	Netflix, Inc., Senior Notes,
	5.875%, 11/15/28 (g)	Ba3	1,641
2,625	Netflix, Inc., Senior Notes,
	6.375%, 05/15/29 (g)	Ba3	2,838
665	Radiate Holdco, Senior Notes,
	6.875%, 02/15/23 (g)	(e)	658
615	UPCB Finance IV Ltd, Senior Notes,
	5.375%, 01/15/25 (g)	Ba3	626
310	Videotron Ltee, Senior Notes,
	5%, 07/15/22	Ba2	319
355	Videotron Ltee, Senior Notes,
	5.125%, 04/15/27 (g)	Ba2	362
485	Virgin Media Finance, Plc, Senior Notes,
	6%, 10/15/24 (g)	B2	500
400	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/21	Ba3	412
490	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/26 (g)	Ba3	491
490	Virgin Media Secured Finance, Plc, Senior Notes,
	5.50%, 08/15/26 (g)	Ba3	497
1,186	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	1,213
695	Ziggo Bond Finance B.V., Senior Notes,
	6%, 01/15/27 (g)	B3	667
			31,523
Chemicals - 3.91%
1,065	Consolidated Energy Finance, Senior Notes,
	6.50%, 05/15/26 (g)	B1	1,057
420	Consolidated Energy Finance, Senior Notes,
	6.875%, 06/15/25 (g)	B1	423
2,135	CVR Partners, L.P., Senior Notes,
	9.25%, 06/15/23 (g)	B2	2,236
540	Element Solutions, Inc., Senior Notes,
	5.875%, 12/01/25 (g)	B2	541

1,520	Kissner Holdings L.P., Senior Notes,
	8.375%, 12/01/22 (g)	B3	1,585
795	Koppers, Inc., Senior Notes,
	6%, 02/15/25 (g)	B1	776
200	Kraton Polymers LLC, Senior Notes,
	5.25%, 05/15/26 (g)(EUR)	B3	227
475	Kraton Polymers LLC, Senior Notes,
	7%, 04/15/25 (g)	B3	480
630	Neon Holdings, inc., Senior Notes,
	10.125%, 04/01/26 (g)	B3	643
780	OCI N.V., Senior Notes,
	6.625%, 04/15/23 (g)	B1	809
40	Rayonier A.M. Products, Inc., Senior Notes,
	5.50%, 06/01/24 (g)	B1	38
			8,815
Consumer Products - 2.19%
605	Avon International, Operating Company, Senior Notes,
	7.875%, 08/15/22 (g)	Ba1	626
685	Central Garden and Pet Company, Senior Notes,
	5.125%, 02/01/28	B1	635
460	Energizer Gamma Acquisition, B.V., Senior Notes,
	4.625%, 07/15/26 (g)(EUR)	B2	529
235	Energizer Holdings, Inc., Senior Notes,
	7.75%, 01/15/27 (g)	B2	250
450	Lifetime Fitness, Inc., Senior Notes,
	8.50%, 06/15/23 (g)	Caa1	462
950	Prestige Brands, Inc., Senior Notes,
	6.375%, 03/01/24 (g)	Caa1	964
670	Tempur Sealy International, Inc., Senior Notes,
	5.50%, 06/15/26	B1	670
775	Tempur Sealy International, Inc., Senior Notes,
	5.625%, 10/15/23	B1	789
			4,925
Container - 2.29%
1,580	Ardagh Packaging Finance plc, Senior Notes,
	7.25%, 05/15/24 (g)	B3	1,663
1,650	BWAY Holding Company, Inc., Senior Notes,
	7.25%, 04/15/25 (g)	Caa2	1,586
100	Crown Cork and Seal Company, Inc., Senior Notes,
	7.375%, 12/15/26	B1	112
350	Kleopatra Holdings 1 S.C.A., Senior Notes,
	8.50%, 06/30/23 (k)(EUR)	(e)	196
325	Pactiv Corporation, Senior Notes,
	7.95%, 12/15/25	Caa1	327
1,235	Reynolds Group Issuer, Inc., Senior Notes,
	7%, 07/15/24 (g)	Caa1	1,269
			5,153
Energy - 18.28%
510	Amerigas Partners L.P., Senior Notes,
	5.75%, 05/20/27	Ba3	505
60	Amerigas Partners L.P., Senior Notes,
	5.875%, 08/20/26	Ba3	60
633	Archrock Partners, Senior Notes,
	6%, 10/01/22	B3	638
555	Archrock Partners, Senior Notes,
	6.875%, 04/01/27 (g)	B2	565
320	Ascent Resources Utica Holdings, LLC, Senior Notes,
	10%, 04/01/22 (g)	B2	349
605	Berry Petroleum Company, LLC, Senior Notes,
	7%, 02/15/26 (g)	B3	600
945	Blackstone CQP Holdco, L.P., Senior Notes,
	6.50%, 03/20/21 (g)	(e)	944
485	Brazos Val Longhorn, Senior Notes,
	6.875%, 02/01/25	B2	490
560	Bruin E&P Partners, LLC, Senior Notes,
	8.875%, 08/01/23 (g)	B3	536
470	Carrizo Oil & Gas, Inc., Senior Notes,
	6.25%, 04/15/23	B2	462
905	Carrizo Oil & Gas, Inc., Senior Notes,
	8.25%, 07/15/25	B2	937
475	Centennial Resource Production, LLC, Senior Notes,
	6.875%, 04/01/27 (g)	B3	480

795	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.125%, 06/30/27	Ba2	834
525	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.875%, 03/31/25	Ba2	571
800	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	7%, 06/30/24	Ba2	902
275	Cheniere Energy Partners, L.P., Senior Notes,
	5.625%, 10/01/26 (g)	Ba2	282
1,265	Covey Park Energy, LLC, Senior Notes,
	7.50%, 05/15/25 (g)	B3	1,173
1,190	CrownRock, L.P., Senior Notes,
	5.625%, 10/15/25 (g)	B3	1,145
284	CSI Compressco LP, Senior Notes,
	7.25%, 08/15/22	Caa2	250
580	CSI Compressco LP, Senior Notes,
	7.50%, 04/01/25 (g)	B1	557
795	DCP Midstream, LLC, Senior Notes,
	6.75%, 09/15/37 (g)	Ba2	821
650	DCP Midstream, LLC, Senior Notes,
	7.375%, (h)	B1	638
470	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	Ba2	549
105	Enbridge, Inc., Senior Notes,
	6%, 01/15/77	Ba1	104
240	Endeavor Energy Resources, L.P., Senior Notes.
	5.50%, 01/30/26 (g)	B2	246
538	Endeavor Energy Resources, L.P., Senior Notes.
	5.75%, 01/30/28 (g)	B2	564
1,090	Exterran NRG Solutions, Senior Notes,
	8.125%, 05/01/25	B1	1,110
1,120	Gulfport Energy Corporation, Senior Notes,
	6.375%, 05/15/25	B1	1,014
405	Hess Corporation, Senior Notes,
	7.875%, 10/01/29	Ba1	487
505	Indigo Natural Resources, LLC, Senior Notes,
	6.875%, 02/15/26 (g)	B3	446
1,291	Jagged Peak Energy LLC, Senior Notes,
	5.875%, 05/01/26	B3	1,278
625	Kosmos Energy Ltd., Senior Notes,
	7.125%, 04/04/26 (g)	(e)	620
1,765	Magnolia Oil and Gas Operating LLC, Senior Notes,
	6%, 08/01/26 (g)	B3	1,783
1,745	Matador Resources Company, Senior Notes,
	5.875%, 09/15/26	B2	1,741
415	Montage Resources Corporation, Senior Notes,
	8.875%, 07/15/23	B3	395
1,410	NGL Energy Partners L.P., Senior Notes,
	7.50%, 11/01/23	B2	1,452
330	Noble Holdings International, Ltd., Senior Notes,
	7.875%, 02/01/26 (g)	B3	308
595	Noble Holdings International, Ltd., Senior Notes,
	8.95%, 04/01/45	Caa1	470
790	Nustar Logistics, L.P., Senior Notes,
	5.625%, 04/28/27	Ba2	788
860	Parsley Energy, LLC, , Senior Notes,
	5.625%, 10/15/27 (g)	B1	856
1,165	PDC Energy, Senior Notes,
	5.75%, 05/15/26	B1	1,136
655	Petrobras Global Finance, Senior Notes,
	7.25%, 03/17/44	Ba2	681
1,675	Petrobras Global Finance, Senior Notes,
	7.375%, 01/17/27	Ba2	1,849
3,020	Seven Generations Energy Ltd., Senior Notes,
	5.375%, 09/30/25 (g)	Ba3	2,948
240	Summit Midstream Holdings, LLC, Senior Notes,
	5.50%, 08/15/22	B1	239
230	Summit Midstream Holdings, LLC, Senior Notes,
	5.75%, 04/15/25	B1	217
320	Summit Midstream Partners, LP, Senior Notes,
	9.50%, (h)	B3	297
795	Tallgrass Energy Partners, L.P., Senior Notes,
	5.50%, 09/15/24 (g)	Ba3	817
730	Tapstone Energy, LLC, Senior Notes,
	9.75%, 06/01/22 (g)	Caa2	531
295	Targa Resources Partners, L.P., Senior Notes,
	6.50%, 07/15/27 (g)	Ba3	318
435	Targa Resources Partners, L.P., Senior Notes,
	6.875%, 01/15/29 (g)	Ba3	474
570	TransMontaigne Partners, L.P., Senior Notes
	6.125%, 02/15/26	B3	536
473	Transocean, Inc., Senior Notes,
	5.875%, 01/15/24 (g)	B1	480

455	Transocean, Inc., Senior Notes,
	7.50%, 01/15/26 (g)	Caa1	450
335	Transocean, Inc., Senior Notes,
	9%, 07/15/23 (g)	Caa1	357
450	USA Compression Partners, L.P., Senior Notes,
	6.875%, 04/01/26	B3	460
390	USA Compression Partners, L.P., Senior Notes,
	6.875%, 09/01/27 (g)	B3	398
85	Vine Oil & Gas, L.P., Senior Notes,
	8.75%, 04/15/23 (g)	Caa1	68
640	Vine Oil & Gas, L.P., Senior Notes,
	9.75%, 04/15/23 (g)	Caa1	520
440	YPF Sociedad Anonima, Senior Notes,
	8.50%, 03/23/21 (g)	B2	443
			41,169
Entertainment & Leisure - 2.52%
1,450	AMC Entertainment Holdings, Senior Subordinated Notes,
	5.75%, 06/15/25	B3	1,356
83	AMC Entertainment Holdings, Senior Subordinated Notes,
	5.875%, 11/15/26	B3	75
650	Cedar Fair, L. P., Senior Notes,
	5.375%, 04/15/27	B1	653
225	EMI Music Publishing Group, Senior Notes,
	7.625%, 06/15/24 (g)	B3	239
1,310	Merlin Entertainment plc, Senior Notes,
	5.75%, 06/15/26 (g)	Ba2	1,348
365	Pinnacle Bidco, Plc, Senior Notes,
	6.375%, 02/15/25 (g) (GBP)	B3	488
545	Silversea Cruise Finance Ltd., Senior Notes,
	7.25%, 02/01/25 (g)	Baa2	589
965	VOC Escrow Ltd., Senior Notes,
	5%, 02/15/28 (g)	Ba2	936
			5,684
Financial - 12.77%
695	Acrisure, LLC, Senior Notes,
	7%, 11/15/25 (g)	Caa2	626
620	Acrisure, LLC, Senior Notes,
	8.125%, 02/15/24 (g)	B2	639
710	AmWins Group, Inc., Senior Notes,
	7.75%, 07/01/26 (g)	Caa1	710
709	Avolon Holdings Funding Ltd., Senior Notes,
	5.125%, 10/01/23 (g)	Ba2	722
815	Avolon Holdings Funding Ltd., Senior Notes,
	5.50%, 01/15/23 (g)	Ba2	839
1,485	Banco Do Brasil S.A. (Cayman),
	9% (h)	B2	1,569
700	Banco Santander S.A., Senior Notes,
	6.75%, (h) (EUR)	Ba1	831
345	Barclays PLC,
	7.875%, (h)(GBP)	Ba3	469
340	Barclays PLC,
	7.875%, (h)(GBP)	Ba3	462
330	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (GBP)	B1	420
300	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (g) (GBP)	B1	382
55	CIT Group, Inc., Senior Notes,
	4.125%, 03/09/21	Ba1	56
325	CIT Group, Inc., Senior Notes,
	5.25%, 03/07/25	Ba1	345
295	CIT Group, Inc., Subordinate Notes,
	6.125%, 03/09/28	Ba1	327
270	CNO Financial Group Inc., Senior Notes,
	5.25%, 05/30/25	Baa3	279
390	Credit Agricole SA,
	6.50%, (h)(EUR)	(e)	468
765	Credit Suisse Group AG,
	7.125%, (h)	Ba2	783
885	Credit Suisse Group AG,
	7.50%, (g)(h)	(e)	934
385	DAE Funding, LLC, Senior Notes,
	4.50%, 08/01/22 (g)	Ba2	386
555	DAE Funding, LLC, Senior Notes,
	5%, 08/01/24 (g)	Ba2	560

780	DAE Funding, LLC, Senior Notes,
	5.25%, 11/15/21 (g)	Ba2	799
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Baa3	1,225
750	DNB Bank ASA, Senior Notes,
	6.50%, (h)	Baa3	770
645	Freedom Mortgage Corporation, Senior Notes,
	8.125%, 11/15/24 (g)	B2	572
390	Freedom Mortgage Corporation, Senior Notes,
	8.25%, 04/15/25 (g)	B2	345
620	Hub Holdings LLC, Senior Notes,
	7%, 05/01/26 (g)	Caa2	612
980	Itau Unibankco Holding S.A., Senior Notes,
	6.125%, (g)(h)	B2	962
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	331
2,035	LPL Holdings, Inc., Senior Notes,
	5.75%, 09/15/25 (g)	B2	2,058
895	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	895
635	Nationstar Mortgage LLC, Senior Notes,
	8.125%, 07/15/23 (g)	B2	654
1,115	Navient Corporation, Senior Notes,
	6.125%, 03/25/24	Ba3	1,114
215	Navient Corporation, Senior Notes,
	6.75%, 06/25/25	Ba3	212
325	Navient Corporation, Senior Notes,
	6.75%, 06/15/26	Ba3	312
425	Navient Corporation, Senior Notes,
	7.25%, 09/25/23	Ba3	451
750	NFP Corporation, Senior Notes,
	6.875%, 07/15/25 (g)	Caa2	716
335	Park Aerospace Holdings, Ltd., Senior Notes,
	4.50%, 03/15/23 (g)	Ba2	333
325	Park Aerospace Holdings, Ltd., Senior Notes,
	5.25%, 08/15/22 (g)	Ba2	333
740	Royal Bank of Scotland Group, plc, Junior Subordinated Notes,
	8.625% (h)	Ba2	788
755	Springleaf Finance Corporation, Senior Notes,
	6.125%, 03/15/24	Ba3	770
810	Springleaf Finance Corporation, Senior Notes,
	6.875%, 03/15/25	Ba3	836
300	Springleaf Finance Corporation, Senior Notes,
	7.125%, 03/15/26	Ba3	304
450	Standard Chartered PLC,
	7.50%, (g)(h)	Ba1	471
1,050	UBS Group AG, Senior Notes,
	7.125%, (h)	Ba1	1,088
			28,758
Food/Tobacco - 3.45%
1,425	B&G Foods, Inc., Senior Notes,
	5.25%, 04/01/25	B2	1,372
1,405	Chobani LLC., Senior Notes,
	7.50%, 04/15/25 (g)	Caa2	1,257
770	Cosan Luxembourg S.A., Senior Notes,
	7%, 01/20/27 (g)	Ba3	809
250	Darling Global Finance, Senior Notes,
	3.625%, 05/15/26 (g)(EUR)	Ba3	290
245	Darling Ingredients, Inc., Senior Notes,
	5.25%, 04/15/27 (g)	Ba3	248
820	FAGE International S.A., Senior Notes,
	5.625%, 08/15/26 (g)	B1	667
1,330	Minerva Luxembourg S.A., Senior Notes,
	6.50%, 09/20/26 (g)	(e)	1,311
485	Post Holdings, Inc., Senior Notes,
	5.625%, 01/15/28 (g)	B2	481
330	Post Holdings, Inc., Senior Notes,
	5.75%, 03/01/27 (g)	B2	331
335	Post Holdings, Inc., Senior Notes,
	8%, 07/15/25 (g)	B2	357
700	Sigma Holdco., B.V., Senior Notes,
	7.875%, 05/15/26 (g)	B3	640
			7,763
Gaming - 4.00%
580	Boyd Gaming Corporation, Senior Notes,
	6%, 08/15/26	B3	595
1,095	Caesar’s Resorts, Senior Notes,
	5.25%, 10/15/25 (g)	B3	1,057

275	Cirsa Finance International, S.A.R.L., Senior Notes,
	6.25%, 12/20/23 (g)(EUR)	B2	325
1,280	Cirsa Finance International, S.A.R.L., Senior Notes,
	7.875%, 12/20/23 (g)	B2	1,331
685	Codere Finance 2 Luxembourge S.A., Senior Notes,
	7.625%, 11/01/21 (g)	B2	650
640	International Game Technology Plc, Senior Notes,
	6.25%, 01/15/27 (g)	Ba2	656
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes,
	5.75%, 02/01/27 (g)	B1	449
845	MGM Resorts International, Senior Notes,
	5.50%, 04/15/27	Ba3	853
605	MGM Resorts International, Senior Notes,
	6%, 03/15/23	Ba3	640
1,205	Scientific Games International Inc., Senior Notes,
	10%, 12/01/22	Caa1	1,268
800	Stars Group Holdings B.V., Senior Notes,
	7%, 07/15/26 (g)	Caa1	834
322	VICI Properties, Senior Notes,
	8%, 10/15/23	B1	353
			9,011
Healthcare - 12.04%
535	Avantor Inc., Senior Notes,
	6%, 10/01/24 (g)	B2	554
3,020	Avantor Inc., Senior Notes,
	9%, 10/01/25 (g)	Caa2	3,269
490	Bausch Health Companies, Inc., Senior Notes,
	5.50%, 11/01/25 (g)	Ba2	500
325	Bausch Health Companies, Inc., Senior Notes,
	5.75%, 08/15/27 (g)	Ba2	333
2,945	Bausch Health Companies, Inc., Senior Notes,
	7%, 03/15/24 (g)	Ba2	3,107
1,825	Bausch Health Companies, Inc., Senior Notes,
	8.50%, 01/31/27 (g)	B3	1,934
1,060	Bausch Health Companies, Inc., Senior Notes,
	9%, 12/15/25 (g)	B3	1,153
1,600	Bausch Health Companies, Inc., Senior Notes,
	9.25%, 04/01/26 (g)	B3	1,744
655	Change Healthcare Holdings LLC, Senior Notes,
	5.75%, 03/01/25 (g)	Caa1	648
950	CHS/Community Health Systems, Inc., Senior Notes,
	8.625%, 01/15/24 (g)	Caa1	950
850	DaVita Healthcare Partners, Inc., Senior Notes,
	5%, 05/01/25	Ba3	814
1,850	DaVita Healthcare Partners, Inc., Senior Notes,
	5.125%, 07/15/24	Ba3	1,825
230	Eagle Holding Company II, LLC, Senior Notes,
	7.625%, 05/15/22 (g)	Caa1	232
230	HCA, Incorporated, Senior Notes,
	5.625%, 09/01/28	Ba2	243
575	HCA, Incorporated, Senior Notes,
	5.875%, 02/15/26	Ba2	621
450	HCA, Incorporated, Senior Notes,
	5.875%, 02/01/29	Ba2	484
275	Hill-Rom Holdings, Inc., Senior Notes,
	5.75%, 09/01/23 (g)	Ba3	284
930	Kinetic Concepts, Senior Notes,
	12.50%, 11/01/21 (g)	Caa1	1,007
225	MPH Acquisition Holdings, Senior Notes,
	7.125%, 06/01/24 (g)	Caa1	224
450	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 03/01/24	Ba1	471
1,030	Regional Care Hospital Partners Holdings, Inc., Senior Notes,
	9.75%, 12/01/26 (g)	Caa1	1,069
655	Tenet Healthcare Corporation, Senior Notes,
	5.125%, 05/01/25	Ba3	655
860	Tenet Healthcare Corporation, Senior Notes,
	6.25%, 02/01/27 (g)	Ba3	893
945	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	Caa1	1,018
2,330	Teva Pharma Finance Netherlands III BV, Senior Notes,
	6%, 04/15/24	Ba2	2,325
777	Vail Holdco Corporation, Senior Notes,
	12.50%, (g)(h)(i)(k)	(e)	766
			27,123

Information Technology - 3.51%
255	CommScope Finance, LLC, Senior Notes,
	5.50%, 03/01/24 (g)	Ba1	260
470	CommScope Finance, LLC, Senior Notes,
	8.25%, 03/01/27 (g)	B1	488
95	EIG Investors Corporation, Senior Notes,
	10.875%, 02/01/24	Caa1	100
630	Qorvo, Inc., Senior Notes,
	5.50%, 07/15/26 (g)	Ba1	650
610	Refinitiv US Holdings, Inc., Senior Notes,
	6.25%, 05/15/26 (g)	B2	618
310	Refinitiv US Holdings, Inc., Senior Notes,
	6.875%, 11/15/26 (g) (EUR)	Caa2	342
830	Refinitiv US Holdings, Inc., Senior Notes,
	8.25%, 11/15/26 (g)	Caa2	815
2,150	Solera, LLC, Senior Notes,
	10.50%, 03/01/24 (g)	Caa1	2,330
725	SS&C Technologies, Inc., Senior Notes,
	5.50%, 09/30/27 (g)	B2	732
780	Uber Technologies, Inc., Senior Notes,
	7.50%, 11/01/23 (g)	(e)	812
715	Uber Technologies, Inc., Senior Notes,
	8%, 11/01/26 (g)	(e)	761
			7,908
Lodging - .38%
825	Marriott Ownership Resorts, Inc., Senior Notes,
	6.50%, 09/15/26 (g)	Ba3	863

Manufacturing - 1.71%
1,930	Apex Tool Group, LLC, Senior Notes,
	9%, 02/15/23 (g)	Caa1	1,858
260	Colfax Corporation, Senior Notes,
	6%, 02/15/24 (g)	Ba2	270
170	Colfax Corporation, Senior Notes,
	6.375%, 02/15/26 (g)	Ba2	180
180	Park-Ohio Industries, Inc., Senior Notes,
	6.625%, 04/15/27	B3	179
1,055	Sensata Technologies UK Financing Company plc, Senior
	Notes, 6.25%, 02/15/26 (g)	Ba3	1,116
75	Stevens Holdings Company, Inc., Senior Notes,
	6.125%, 10/01/26 (g)	B2	77
150	Welbilt, Inc., Senior Notes,
	9.50%, 02/15/24	Caa1	162
			3,842
Metals & Mining - 5.91%
600	Alcoa Nederland Holding B.V., Senior Notes,
	7%, 09/30/26 (g)	Ba1	648
600	Aleris International, Inc., Senior Notes,
	10.75%, 07/15/23 (g)	Caa2	630
1,170	Big River Steel, LLC, Senior Notes,
	7.25%, 09/01/25 (g)	B3	1,220
1,000	Constellium N.V., Senior Notes,
	5.75%, 05/15/24 (g)	B2	998
1,795	Constellium N.V., Senior Notes,
	6.625%, 03/01/25 (g)	B2	1,831
600	First Quantum Minerals, LLC, Senior Notes,
	7.25%, 05/15/22(g)	B3	603
610	FMG Resources Pty. Ltd., Senior Notes,
	5.125%, 05/15/24 (g)	Ba1	609
505	FMG Resources Pty. Ltd., Senior Notes,
	5.125%, 03/15/23 (g)	Ba1	506
845	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	Ba1	769
210	Hecla Mining Company, Senior Notes,
	6.875%, 05/01/21	B3	210
1,045	HudBay Minerals, Inc., Senior Notes,
	7.25%, 01/15/23 (g)	B3	1,081
855	New Gold Inc., Senior Notes,
	6.375%, 05/15/25 (g)	Caa1	680
880	Ryerson Inc., Senior Secured Notes,
	11%, 05/15/22 (g)	Caa1	928
190	Steel Dynamics, Inc., Senior Notes,
	5%, 12/15/26	Ba1	194

105	Steel Dynamics, Inc., Senior Notes,
	5.50%, 10/01/24	Ba1	108
2,175	Zekelman Industries, Senior Notes,
	9.875%, 06/15/23 (g)	B3	2,300
			13,315
Other Telecommunications - 1.99%
625	Century Link Inc., Senior Notes,
	7.50%, 04/01/24	B2	661
335	Frontier Communications Corporation, Senior Notes,
	8.50%, 04/01/26 (g)	B3	311
505	GTT Communications, Inc., Senior Notes,
	7.875%, 12/31/24 (g)	Caa1	441
350	Level 3 Communications, Inc., Senior Notes,
	5.75%, 12/01/22	B1	354
225	Level 3 Financing, Inc., Senior Notes,
	5.25%, 03/15/26	Ba3	224
275	Level 3 Financing, Inc., Senior Notes,
	5.375%, 05/01/25	Ba3	278
645	Zayo Group, LLC, Global Notes,
	5.75%, 01/15/27 (g)	B3	641
1,555	Zayo Group, LLC, Global Notes,
	6.375%, 05/15/25	B3	1,563
			4,473
Publishing - .48%
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	248
935	Harland Clarke Holdings Corporation, Senior Notes,
	8.375%, 08/15/22 (g)	B1	843
			1,091
Restaurants - .62%
723	YUM Brands, Inc., Senior Notes,
	5.35%, 11/01/43	B2	625
760	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	B2	762
			1,387
Retail - .12%
255	William Carter Company, Senior Notes,
	5.625%, 03/15/27 (g)	Ba2	264

Satellites - 5.06%
1,750	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26	B3	1,715
800	Intelsat Connect Finance, Senior Notes,
	9.50%, 02/15/23 (g)	Ca	708
1,595	Intelsat Jackson Holdings Ltd., Senior Notes,
	8.50%, 10/15/24 (g)	Caa2	1,551
2,960	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.50%, 09/30/22 (g)	B1	3,415
575	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.75%, 07/15/25 (g)	Caa2	584
1,260	Iridium Communications, Inc., Senior Notes,
	10.25%, 04/15/23 (g)	Caa1	1,386
1,450	Telesat Canada
	8.875%, 11/15/24 (g)	B3	1,571
450	Viasat, Inc., Senior Notes,
	5.625%, 04/15/27 (g)	B3	458
			11,388
Services - 4.66%
760	ADT Security Corporation, Senior Notes,
	4.875%, 0715/32 (g)	Ba3	616
395	Ascend Learning, LLC, Senior Notes,
	6.875%, 08/01/25 (g)	Caa2	393
475	Avis Budget Car Rental, LLC, Senior Notes,
	6.375%, 04/01/24 (g)	B1	482
790	Fair Isaac Corporation, Senior Notes,
	5.25%, 05/15/26 (g)	Ba2	812
800	HD Supply, Senior Notes,
	5.375%, 10/15/26 (g)	Ba3	815

1,440	H&E Equipment Services, Senior Notes,
	5.625%, 09/01/25	B2	1,433
1,470	Laureate Education, Inc., Senior Notes,
	8.25%, 05/01/25 (g)	Caa1	1,591
660	Prime Security Services Borrower, LLC, Senior Notes,
	5.25%, 04/15/24 (g)	Ba3	660
1,763	Prime Security Services Borrower, LLC, Senior Notes,
	9.25%, 05/15/23 (g)	B3	1,853
685	Promontoria Holdings, Senior Notes,
	6.75%, 08/15/23 (g) (EUR)	B2	777
520	United Rentals (North America), Inc., Senior Notes,
	6.50%, 12/15/26	Ba3	547
200	Vantiv, LLC, Senior Notes,
	4.375%, 11/15/25 (g)	B1	205
365	West Corporation, Senior Notes,
	8.50%, 10/15/25 (g)	B3	314
			10,498
Supermarkets - 1.31%
1,007	Albertsons Companies, LLC, Senior Notes,
	6.625%, 06/15/24	B3	1,017
325	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	(e)	288
680	Albertsons Companies, LLC, Senior Notes,
	7.50%, 03/15/26 (g)	B3	698
200	Albertsons Companies, LLC, Senior Notes,
	8%, 05/01/31	(e)	178
680	Iceland Bondco, Plc, Senior Notes,
	4.625%, 03/15/25 (GBP)	B2	768
			2,949
Utilities - 7.76%
535	AES Corporation, Senior Notes,
	5.125%, 09/01/27	Ba1	556
1,200	AES Corporation, Senior Notes,
	6%, 05/15/26	Ba1	1,272
380	Calpine Corporation, Senior Notes,
	5.875%, 01/15/24 (g)	Ba2	389
985	Clearway Energy Operating LLC, Senior Notes,
	5.75%, 10/15/25 (g)	Ba2	990
775	DPL Inc., Senior Notes,
	7.25%, 10/15/21	Ba1	831
423	Edison International, Senior Notes,
	2.40%, 09/15/22	Baa3	392
613	Edison International, Senior Notes,
	2.95%, 03/15/23	Baa3	573
815	NextEra Energy Operating Partners, L.P., Senior Notes,
	4.25%, 09/15/24 (g)	Ba1	809
670	NextEra Energy Operating Partners, L.P., Senior Notes,
	4.50%, 09/15/27 (g)	Ba1	655
380	NiSource, Incorporated, Senior Notes,
	5.65%, (h)	Ba1	371
1,495	NRG Energy, Inc., Senior Notes,
	5.75%, 01/15/28	Ba3	1,585
1,340	NRG Energy, Inc., Senior Notes,
	6.625%, 01/15/27	Ba3	1,444
2,795	NRG Energy, Inc., Senior Notes,
	7.25%, 05/15/26	Ba3	3,074
1,795	TerraForm Global Operating, LLC, Senior Notes
	6.125%, 03/01/26 (g)	Ba3	1,750
190	Terraform Power Operating, Senior Notes,
	4.25%, 01/31/23 (g)	B1	187
145	Vistra Energy Corporation,Senior Notes,
	8%, 01/15/25 (g)	Ba3	154
530	Vistra Energy Corporation,Senior Notes,
	8.125%, 01/30/26 (g)	Ba3	578
1,800	Vistra Operaitons Company, LLC, Senior Notes,
	5.50%, 09/01/26 (g)	Ba3	1,872
			17,482
Wireless Communications - 3.52%
770	MTN (Mauritius) Investments, Ltd., Senior Notes,
	6.50%, 10/13/26	Ba1	782
860	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B3	903
1,590	Sprint Communications, Inc., Senior Notes,
	11.50%, 11/15/21	B3	1,836

2,545	Sprint Corporation, Senior Notes,
	7.25%, 09/15/21	B3	2,666
1,455	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/26	Ba2	1,553
180	VB-S1 Issuer LLC, Senior Notes,
	6.901%, 06/15/46 (g)	(e)	186
			7,926
	Total Corporate Debt Securities (Total cost of $277,761)		276,749

CONVERTIBLE DEBT SECURITIES - .60% (d)(f)
Automotive - .56%
1,298	Tesla Energy Operations, Senior Notes,
	1.625%, 11/01/19	(e)	1,253

Energy - .04%
115	Cheniere Energy, Inc., Senior Notes,
	4.25%, 03/15/45	(e)	90
	Total Convertible Debt Securities (Total cost of $1,315)		1,343

BANK DEBT SECURITIES - 13.60% (d)(f)
Aerospace & Defense - .60%
422	DAE Aviation Holdings, Inc., 6.25%, 07/07/22	B2	422
325	DAE Aviation Holdings, Inc., 6.77%, 01/23/26	(e)	325
605	Dynasty Acquisition Co., Inc., 6.77%, 04/06/26	B2	605
			1,352
Automotive - .29%
355	Panther BF Aggregator 6.13%, 03/18/26	Ba3	351
322	Truck Hero, Inc., 6.249%, 04/21/24	B2	310
			661
Broadcasting - .18%
570	iHeart Communications, Inc., 8.443%, 01/30/20 (a)(b)	(e)	405

Building Products - .22%
517	SRS Distribution, Inc., 5.749%, 05/23/25	B3	493

Chemicals - .44%
423	Consolidated Energy Finance, S.A., 4.989%, 05/07/25	Ba2	408
589	PQ Corporation, 5.244%, 02/08/25	B2	582
			990
Consumer Products - .12%
273	ABG Intermediate Holdings 2, LLC, 5.999%, 09/26/24	B1	267

Container - .34%
794	BWAY Holding Company, Inc., 6.032%, 04/03/24	B2	773

Energy - .84%
362	Brazos Delaware II, LLC, 6.487%, 05/21/25	B2	343
977	Felix Energy LLC, 8.841%, 08/09/22,
	Acquisition Date 08/09/17, Cost $967 (i)(j)	(e)	967
585	Prairie ECI Acquiror LP, 7.366%, 03/11/26	B1	586
			1,896
Financial - .39%
599	Edelman Financial Center LLC, 6.037%, 07/21/25	B1	593
298	Hub International Limited, 5.515%, 04/25/25	B2	288
			881
Gaming - .21%
485	Scientific Games International, Inc., 5.329%, 08/14/24	Ba3	472

Healthcare - 1.98%
790	Amneal Pharmaceuticals LLC, 6.00%, 05/04/25	B1	787
305	Auris Luxembourg III S.a.r.l., 6.09%, 02/27/26	B2	304
1,039	MPH Acquistion Holdings LLC, 5.351%, 06/07/23	B1	1,004
628	Regional Care Hospital Partners, 6.982%, 11/16/25	B1	621
517	Viant Medical Holdings, Inc., 6.351%, 07/02/25	B1	517
800	Wink Holdco, Inc., 5.499%, 12/02/24	B2	773
470	Wink Holdco, Inc., 9.25%, 11/03/25	Caa1	457
			4,463
Informational Technologies - 1.36%
945	Canyon Valor Companies, Inc., 5.351%, 06/16/23	B2	936
515	CommScope, Inc., 5.99%, 02/06/26	Ba1	514
795	Cypress Intermediate Holdings III, Inc., 5.50% 04/26/24	B2	780
539	Financial & Risk US Holdings, Inc., 6.249%, 10/01/25	B2	523
155	Infor (US) Inc., 5.488%, 02/01/22	B1	154
158	SolarWinds Holdings, Inc., 5.249%, 02/05/24	B1	156
			3,063
Manufacturing - .75%
318	Filtration Group Corporation, 5.499%, 03/29/25	B2	315
811	Titan Acquisition Limited, 5.499%, 03/28/25	B2	753
636	Welbilt, Inc., 4.999%, 10/23/25	B1	626
			1,694
Metals and Mining - .40%
789	Aleris International, Inc., 7.249%, 02/27/23	B3	787
104	Big River Steel, LLC, 7.601%, 08/23/23	B3	105
			892
Other Telecommunications - .54%
790	Cologix, Inc., 5.499%, 03/20/24	B2	757
476	GTT Communications, Inc., 5.25%, 05/31/25	B2	448
			1,205
Publishing - .02%
38	Harland Clarke Holdings Corp., 7.351%, 11/03/23	B1	34

Real Estate Investment Trust Securities - .19%
453	Brookfield Property REIT Inc., 4.995%, 08/27/25	Ba3	435

Retail - .40%
313	Bass Pro Group LLC, 7.499%, 09/25/24	B1	306
635	Jo-Ann Stores, Inc., 12.011%, 05/21/24	Caa1	604
			910
Services - 1.44%
263	Allied Universal Holdco, LLC, 6.249%, 07/28/22	B2	254
1,563	Kronos, Inc., 5.736%, 11/01/23	B2	1,547
320	Renaissance Holding Corp., 9.499%, 05/29/26	Caa2	292
556	Trans Union, LLC, 4.499%, 06/19/25	Ba2	548
625	Travelport Finance (Luxembourg) S.a.r.l., 7.63%, 03/13/26	B2	607
			3,248
Utilities - .73%
633	Brookfield Wec Holdings, Inc., 6.249%, 08/01/25	B2	631
758	PG&E Corp. 5.00%, 12/31/20	Baa2	758
252	PG&E Corp. 5.00%, 12/31/20	Baa2	252
			1,641
Wireless Communications - 2.16%
1,896	Asurion LLC, 5,499%, 11/03/24	Ba3	1,881
2,940	Asurion LLC, 8.999%, 08/04/25	B3	2,976
			4,857
	Total Bank Debt Securities (Total cost of $31,097)		30,632

Shares
PREFERRED STOCK - 2.32% (d)(f)
Energy - 1.06%
2,250	Targa Resources Corp., Series A, Convertible, 9.50%,
	Acquisition Date 10/26/17, Cost $2,520(j)	(e)	2,393

Manufacturing - .37%
790	Danaher Corporation, Convertible, 4.75%	(e)	832

Utilities - .89%
18,950	American Electric Power, Convertible, 6.125%,	(e)	975
8,400	NextEra Energy, Inc., Equity Unit, 6.123%	(e)	520
4,914	Sempra Energy, Convertible, 6%	(e)	519
			2,014
	Total Preferred Stock (Total cost of $5,188)		5,239

COMMON STOCK - .43% (d)(f)
25,800	Constellium N.V., Class A (c)		206
13,500	Frontera Energy Corporation		115
31,646	Frontera Energy Corporation (CAD)		268
4,150	Liberty Broadband Corporation, Series A (c)		380
			969
	Total Common Stock (Total cost of $2,662)		969

Principal
Amount/Units
SHORT-TERM INVESTMENTS - 2.28% (d)(f)
$5,130	Chariot Funding LLC,
	Commercial Paper Due 04/01/19,
	Discount of 2.501% (g)		5,130
	Total Short-Term Investments (Total cost of $5,130)		5,130

	TOTAL INVESTMENTS - 142.11% (d) (Total cost of $323,153)		320,062
	CASH AND OTHER ASSETS
	LESS LIABILITIES - (42.11)% (d)		(94,848)
	NET ASSETS - 100.00%		$225,214

(a)    Denotes income is not being accrued.

(b)    Denotes issuer is in bankruptcy proceedings.

(c)     Non-income producing.

(d)    Percentages indicated are based on total net assets to common shareholders of $225,214.

(e)     Not rated.

(f)      All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)     Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1 of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $189,044 as of March 31, 2019.

(h)    Perpetual security with no stated maturity date.

(i)        Level 3 in fair value hierarchy. See Note 1.

(j)       Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $3,360 or 1.49% of total net assets as of March 31, 2019.

(k)    Pay-In-Kind

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2019 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

JP Morgan	4/26/19	CAD	13	$10	$10	$—

Citibank	4/26/19	CAD	14	10	10	—

UBS	4/26/19	CAD	(398)	301	298	3

Citibank	4/26/19	GBP	12	15	15	—

State Street Bank	4/26/19	GBP	(1,944)	2,424	2,535	(11)

Citibank	4/26/19	GBP	(368)	483	480	3

Bank of America	5/24/19	EUR	124	140	142	(2)

State Street Bank	5/24/19	EUR	101	113	115	(2)

State Street Bank	5/24/19	EUR	101	114	116	(2)

UBS	5/24/19	EUR	111	125	127	(2)

UBS	5/24/19	EUR	(601)	685	677	8

Citibank	5/24/19	EUR	(601)	685	677	8

State Street Bank	5/24/19	EUR	(601)	682	677	5

UBS	5/24/19	EUR	(601)	683	677	6

State Street Bank	5/24/19	EUR	(586)	667	660	7

State Street Bank	5/24/19	EUR	(796)	900	897	3

State Street Bank	5/24/19	EUR	(163)	184	183	1

Net unrealized gain on open forward currency exchange contracts						$25

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2019 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2019 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2019 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$306,991	1,733	$308,724
Preferred Stock
Energy	—	2,393	—	2,393
Manufacturing	832	—	—	832
Utilities	2,014	—	—	2,014
Common Stock
Cable	380	—	—	380
Energy	383	—	—	383
Metals & Mining	206	—	—	206
Short-Term Investments	—	5,130	—	5,130
Total Investments	$3,815	$314,514	$1,733	$320,062

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$25	$—	$25

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned two Level 3 securities at March 31, 2019. They are identified on the Schedule of Investments with a footnote (i) and have a value of $1,733,000. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation take into account the occurrence of company specific or industry events, liquidity, broker coverage and other market factors.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2018	$898
Net purchases/(sales)	852
Change in unrealized appreciation (depreciation)	(17)
Balance, March 31, 2019	$1,733

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the three months ended March 31, 2019, the Fund recognized no transfers between Levels 1 and 2.

Item 2.

(a)   The registrant’s President and Treasurer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on her evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 10, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 10, 2019

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 10, 2019